Share capital (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Share Capital

	BHP Group Limited			BHP Group Plc
	2023 shares	2022 shares	2021 shares	2022 shares	2021 shares
Share capital issued
Opening number of shares	5,062,323,190	2,945,851,394	2,945,851,394	2,112,071,796	2,112,071,796
Issue of shares	3,497,366	4,400,000	–	–	–
Corporate structure unification	–	2,112,071,796	–	(2,112,071,796)	–
Purchase of shares by ESOP Trusts	(6,442,571)	(8,704,669)	(7,587,353)	(63,567)	(185,054)
Employee share awards exercised following vesting	6,081,843	8,522,684	6,948,683	77,748	173,644
Movement in treasury shares under Employee Share Plans	360,728	181,985	638,670	(14,181)	11,410

Closing number of shares	5,065,820,556	5,062,323,190	2,945,851,394	–	2,112,071,796

Comprising:
Shares held by the public	5,064,408,782	5,061,272,144	2,944,982,333	–	2,112,057,615
Treasury shares	1,411,774	1,051,046	869,061	–	14,181
Other share classes
5.5% Preference shares of £1 each	–	–	–	–	50,000
Special Voting share of no par value	–	–	1	–	–
Special Voting share of US$0.50 par value	–	–	–	–	1
DLC Dividend share	–	–	1	–	–